H3 Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Summary of Adjustments to Reconcile Net Income to Cash
Adjustments to reconcile net income to cash
	2019	2018	2017
Property, plant and equipment
Depreciations	3,587	3,275	4,103
Impairment losses/reversals of impairments	360	568	2,211
Total	3,947	3,843	6,314

Right-of-use assets
Depreciations	2,474	—	—
Impairment losses/reversals of impairments	75	—	—
Total	2,549	—	—

Intangible assets
Amortizations
Capitalized development expenses	1,519	2,559	2,681
Intellectual Property Rights, brands and other intangible assets	1,019	1,387	1,667
Total amortizations	2,538	3,946	4,348
Impairments
Capitalized development expenses	36	254	2,245
Intellectual Property Rights, brands and other intangible assets	19	—	2,019
Goodwill	—	275	12,966
Total impairments	55	529	17,230
Total	2,593	4,475	21,578
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	9,089	8,318	27,892
Taxes	1,652	(1,897)	(9,064)
Dividends from joint ventures/associated companies 1)	66	30	77
Undistributed earnings in joint ventures/ associated companies 1)	340	(53)	(21)
Gains/losses on sales of investments and operations, intangible assets and PP&E, net 2)	(812)	212	(167)
Other non-cash items 3)	1,891	1,220	607
Total adjustments to reconcile net income to cash	12,226	7,830	19,324

1)	See note E3, “Associated companies.”
2)	See note B4, “Other operating income and expense.”
3)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

Summary of Acquisitions/Divestments of Subsidiaries and Other Operations
Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2019
Cash ﬂow from business combinations 1)	(1,815)	360
Acquisitions/divestments of other investments	62	(112)
Total	(1,753)	248

2018
Cash ﬂow from business combinations 1)	(1,220)	226
Acquisitions/divestments of other investments	(398)	107
Total	(1,618)	333

2017
Cash ﬂow from business combinations 1)	(62)	459
Acquisitions/divestments of other investments	(227)	106
Total	(289)	565

1)	See also note E2, “Business combinations.”